Stock-Based Compensation Plans	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation Plans	STOCK-BASED COMPENSATION PLANS
Stock Options
Beginning January 1, 2022, the Corporation no longer grants stock options. Existing options to purchase common shares of the Corporation are exercisable for a period of 10 years from the grant date, expire no later than three years after the death or retirement of the optionee, and vest evenly over a four year period on each anniversary of the grant date. Compensation expense related to stock options was measured at the grant date using the Black-Scholes fair value option-pricing model with each grant amortized to compensation expense evenly over the four year vesting period, with the offsetting entry to additional paid-in capital. Fortis satisfies stock option exercises by issuing common shares from treasury. Upon exercise, proceeds are credited to capital stock at the option prices and the fair value of the options, as previously recognized, is reclassified from additional paid-in capital to capital stock.

As at December 31, 2024, the Corporation had 1.5 million stock options outstanding (2023 - 1.9 million) with a weighted average exercise price of $48.96 (2023 - $48.12). There were 1.4 million options vested as of December 31, 2024 (2023 – 1.6 million) with a weighted average exercise price of $48.87 (2023 - $47.19).

In 2024, 0.4 million stock options were exercised (2023 - 0.3 million) for cash proceeds of $15 million (2023 - $13 million) and an intrinsic value realized by option holders of $5 million (2023 - $6 million).

DSUs
Directors of the Corporation who are not officers are eligible for grants of DSUs representing the equity portion of their annual compensation. Directors can also elect to receive credit for their quarterly cash retainer in a notional account of DSUs in lieu of cash. The Corporation may also determine that special circumstances justify the grant of additional DSUs to a director.

Beginning in 2024, in any year in which a director satisfies their share ownership target, the director may elect to receive a portion of their equity compensation in cash or common shares, with the remaining portion to be granted as DSUs. Common share elections are satisfied quarterly through purchases on the Toronto Stock Exchange or the New York Stock Exchange.

Each DSU vests at the grant date, has an underlying value equivalent to that of one common share of the Corporation, is entitled to commensurate notional common share dividends, and is settled in cash.
The following table summarizes information related to DSUs.

	2024	2023
Number of units (thousands)
Beginning of year	241	224
Granted	29	40
Notional dividends reinvested	10	10
Paid out	(39)	(33)
End of year	241	241

The accrued liability has been recognized at the respective December 31st VWAP and included in other liabilities (Note 16). The accrued liability, compensation expense and cash payout were not material for 2024 or 2023.

PSUs
Senior management of the Corporation and its subsidiaries, and all ITC employees, are eligible for grants of PSUs representing a component of their long-term compensation.

Each PSU vests over a three year period, has an underlying value equivalent to that of one common share of the Corporation, and is entitled to commensurate notional common share dividends. PSUs are generally settled in cash with cash payouts calculated at the end of the three year vesting period as the product of: (i) the number of units vested; (ii) the VWAP of the Corporation's common shares for the five trading days prior to the vesting date; and (iii) a payout percentage that may range from 0% to 200%. Effective with the 2024 grant, PSUs granted under the Corporation's Omnibus Equity Plan can be settled in cash or common shares of the Corporation. PSUs settled through common shares will be satisfied by issuing common shares from treasury.

The payout percentage is based on the Corporation's performance over the three year vesting period, mainly determined by: (i) the Corporation's total shareholder return as compared to a predefined peer group of companies; (ii) the Corporation's cumulative EPS, or for subsidiaries the company's cumulative net income, as compared to the target established at the time of the grant; and (iii) beginning with the 2022 PSU grant, the Corporation's Scope 1 carbon reduction performance as compared to target established at the time of the grant. In addition, the 2023 PSU grant included a payout modifier based on the achievement of diversity, equity and inclusion goals.

The following table summarizes information related to PSUs.

	2024	2023
Number of units (thousands)
Beginning of year	1,942	1,790
Granted	788	722
Notional dividends reinvested	78	66
Paid out	(609)	(606)
Cancelled/forfeited	(28)	(30)
End of year	2,171	1,942

Additional information ($ millions)
Compensation expense recognized	53	45
Compensation expense unrecognized (1)	34	28
Cash payout	44	46
Accrued liability as at December 31 (2)	105	90
Aggregate intrinsic value as at December 31 (3)	139	118
(1)    Relates to unvested PSUs and is expected to be recognized over a weighted average period of two years
(2)    Recognized at the respective December 31st VWAP and included in accounts payable and other current liabilities and in other liabilities (Notes 13 and 16)
(3)    Relates to outstanding PSUs and reflects a weighted average contractual life of one year
RSUs
Senior management of the Corporation and its subsidiaries, and all ITC employees, are eligible for grants of RSUs representing a component of their long-term compensation.

Each RSU vests over a three year period, has an underlying value equivalent to that of one common share of the Corporation, is entitled to commensurate notional common share dividends, and is settled in cash or common shares of the Corporation. Beginning with the 2024 grant, RSUs settled through common shares will be satisfied by issuing common shares from treasury.

The following table summarizes information related to RSUs.

	2024	2023
Number of units (thousands)
Beginning of year	1,079	977
Granted	464	416
Notional dividends reinvested	38	35
Paid out	(357)	(323)
Cancelled/forfeited	(23)	(26)
End of year	1,201	1,079

Additional information ($ millions)
Compensation expense recognized	29	21
Compensation expense unrecognized (1)	21	17
Cash payout	19	17
Accrued liability as at December 31 (2)	54	42
Aggregate intrinsic value as at December 31 (3)	75	59
(1)    Relates to unvested RSUs and is expected to be recognized over a weighted average period of two years
(2)    Recognized at the respective December 31st VWAP and included in accounts payable and other current liabilities and in long-term other liabilities (Notes 13 and 16)
(3)    Relates to outstanding RSUs and reflects a weighted average contractual life of one year

Share-settlements were not material for 2024 and 2023.